UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULES OF INVESTMENTS

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (24.0%)

$50,850,000	Bank of Montreal	05/09/14	0.160%	$50,850,000
19,950,000	Bank of Nova Scotia	05/23/14	0.150	19,950,000
30,000,000	Bank of Nova Scotia	06/17/14	0.150	30,000,000
30,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	05/08/14	0.190	30,000,000
20,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	06/17/14	0.190	20,000,000
45,000,000	Credit Suisse	06/24/14	0.170	45,000,000
30,650,000	Deutsche Bank AG	05/29/14	0.230	30,650,000
50,650,000	DNB Bank ASA	05/07/14	0.160	50,650,000
45,000,000	National Australia Bank Ltd.	04/02/14	0.130	45,000,000
32,200,000	Standard Chartered Bank	05/15/14	0.180	32,200,000
51,000,000	Svenska Handelsbanken	05/12/14	0.155	51,000,290
29,950,000	UBS AG	04/02/14	0.180	29,950,000
	Total Certificates of Deposit (Identified cost $435,250,290)			435,250,290

	COMMERCIAL PAPER (2.9%)

27,000,000	ING US Funding LLC1	04/14/14	0.205	26,998,001
15,000,000	ING US Funding LLC1	05/01/14	0.150	14,998,125
10,000,000	ING US Funding LLC1	05/12/14	0.210	9,997,609
	Total Commercial Paper (Identified cost $51,993,735)			51,993,735

	MUNICIPAL BONDS (6.0%)

14,000,000	California State Health Facilities Financing Authority2	04/07/14	0.050	14,000,000
9,290,000	Charlotte, North Carolina2	04/07/14	0.090	9,290,000
14,000,000	Connecticut State Health & Educational Facility Authority2	04/07/14	0.050	14,000,000
9,830,000	Illinois State Finance Authority2	04/07/14	0.060	9,830,000
10,990,000	Kansas State Department of Transportation2	04/07/14	0.070	10,990,000
12,913,000	Massachusetts State Development Finance Agency2	04/07/14	0.050	12,913,000
12,100,000	Massachusetts State Health & Educational Facilities Authority2	04/07/14	0.040	12,100,000
13,425,000	New Hampshire State Health & Education Facilities Authority2	04/07/14	0.060	13,425,000
12,795,000	University of Michigan2	04/07/14	0.050	12,795,000
	Total Municipal Bonds (Identified cost $109,343,000)			109,343,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (28.7%)

42,000,000	Fannie Mae Discount Notes1	04/01/14	0.055	42,000,000
85,000,000	Fannie Mae Discount Notes1,3	04/09/14	0.055	84,998,961
25,000,000	Fannie Mae Discount Notes1	04/23/14	0.045	24,999,313
25,000,000	Fannie Mae Discount Notes1	06/04/14	0.060	24,997,333
22,000,000	Federal Home Loan Bank Discount Notes1	04/02/14	0.080	21,999,951
15,000,000	Federal Home Loan Bank Discount Notes1	04/09/14	0.095	14,999,683
60,000,000	Federal Home Loan Bank Discount Notes1,3	04/23/14	0.061	59,997,760
20,000,000	Federal Home Loan Bank Discount Notes1	05/02/14	0.060	19,998,967
60,000,000	Federal Home Loan Bank Discount Notes1,3	05/16/14	0.067	59,994,975
10,000,000	Freddie Mac Discount Notes1	04/14/14	0.100	9,999,639
25,000,000	Freddie Mac Discount Notes1	05/05/14	0.060	24,998,583

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

$41,000,000	Freddie Mac Discount Notes1,3	05/27/14	0.058%	$40,996,301
40,000,000	Freddie Mac Discount Notes1	06/02/14	0.057	39,996,073
25,000,000	Freddie Mac Discount Notes1	06/04/14	0.065	24,997,111
25,000,000	Freddie Mac Discount Notes1	06/09/14	0.060	24,997,125
	Total U.S. Government Agency Obligations (Identified cost $519,971,775)			519,971,775

	U.S. TREASURY BILLS (23.5%)

55,000,000	U.S. Treasury Bill1,3	04/03/14	0.060	54,999,815
50,000,000	U.S. Treasury Bill1	04/10/14	0.008	49,999,906
70,000,000	U.S. Treasury Bill1,3	04/17/14	0.041	69,998,740
50,000,000	U.S. Treasury Bill1	04/24/14	0.045	49,998,563
50,000,000	U.S. Treasury Bill1	05/08/14	0.025	49,998,715
50,000,000	U.S. Treasury Bill1,3	05/29/14	0.030	49,997,604
65,000,000	U.S. Treasury Bill1,3	06/05/14	0.049	64,994,200
35,000,000	U.S. Treasury Bill1	06/12/14	0.043	34,997,025
	Total U.S. Treasury Bills (Identified cost $424,984,568)			424,984,568

	TIME DEPOSITS (3.1%)

56,000,000	Wells Fargo	04/01/14	0.110	56,000,000
	Total Time Deposits (Identified cost $56,000,000)			56,000,000

	REPURCHASE AGREEMENTS (10.2%)

55,000,000	BNP Paribas (Agreement dated 03/31/14 collateralized by GNMA 2.850%-5.500%, due 03/15/25-07/15/54, value $53,308,675, FHLMC 4.000%, due 10/01/33, value $2,791,326)	04/01/14	0.070	55,000,000
20,000,000	Deutsche Bank Securities, Inc. (Agreement dated 03/31/14 collateralized by FHLB 0.250%, due 01/26/15, value $10,856,185, FHLMC 0.500%, due 09/19/14, value $9,547,791)	04/01/14	0.120	20,000,000
55,000,000	RBC Capital Markets (Agreement dated 03/31/14 collateralized by FNMA 2.276%-4.500%, due 10/01/22-11/01/42, value $44,348,014, FHLMC 2.725%-3.581%, due 04/01/41-01/01/42, value $11,480,127, GNMA 3.500%, due 11/20/42, value $271,859)	04/01/14	0.070	55,000,000

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (continued)

$55,000,000	Societe Generale (Agreement dated 03/31/14 collateralized by FNMA 0.567%-2.750%, due 07/01/17-12/01/41, value $41,877,002, FHLMC 2.100%-5.401%, due 06/01/30-09/01/35, value $14,222,998)	04/01/14	0.050%	$55,000,000
	Total Repurchase Agreements (Identified cost $185,000,000)			185,000,000

TOTAL INVESTMENTS (Identified cost $1,782,543,368)			98.4%	$1,782,543,368
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.6%	29,170,166
NET ASSETS			100.0%	$1,811,713,534

_____________

1	Coupon represents a yield to maturity.
2
Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the March 31, 2014 coupon or interest rate.

3	Coupon represents a weighted average yield.

Abbreviations:
FHLB	−	Federal Home Loan Bank.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At March 31, 2014, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of March 31, 2014
Certificates of Deposit	$–	$435,250,290	$–	$435,250,290
Commercial Paper	–	51,993,735	–	51,993,735
Municipal Bonds	–	109,343,000	–	109,343,000
U.S. Government Agency Obligations	–	519,971,775	–	519,971,775
U.S. Treasury Bills	–	424,984,568	–	424,984,568
Time Deposits	–	56,000,000	–	56,000,000
Repurchase Agreements	–	185,000,000	–	185,000,000
Total Investments, at value	$–	$1,782,543,368	$–	$1,782,543,368

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of March 31, 2014, based on the valuation input levels on June 30, 2013.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Money Market Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz____
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz______________
Radford W. Klotz
President - Principal Executive Officer

Date: May 27, 2014

By (Signature and Title)*

/s/ Charles H. Schreiber____________
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  May 27, 2014

* Print name and title of each signing officer under his or her signature.